INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 4 - INTANGIBLE ASSETS

During the 4th quarter 2021, the Company acquired the following intangible asset:

(a)	MABT Covid-19 license The Company entered into a licensing agreement with Mid-Atlantic BioTheraputics, Inc., (MABT), to license MABT’s COVID-19 vaccine which is composed of a recombinant S1 and S2 protein from SARS-CoV-2 plus an IMT504 adjuvant. The Company issued 12,500,000 shares of common stock valued at $1,425,000, ($0.11 per share), to acquire this license. The stock price was determined at the closing price on the date the agreement was executed and the obligation to issue arose. In April 2022, the Company paid $39,632 of regulatory and legal costs related to this license. Amortization expense for the years ended December 31, 2023, and 2022 was $73,282 and $72,774, respectively, and a net balance of $1,270,625 and $1,341,875 at December 31, 2023 and 2022, respectively.

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2023 and 2022

NOTE 4 - INTANGIBLE ASSETS, continued

During the 4th quarter 2020, the Company acquired the following intangible assets:

(b) Website In December 2020, the Company contracted with a third party to develop and produce a new website for the Company for a contract price of $22,500, one-half in cash and one-half in common stock of the Company. The Company began amortizing this cost over 3 years once it was operational. Amortization expense for the years ended December 31, 2023, and 2022 was $7,500 and $7,500, respectively, and a net balance of $1,250 and $8,750 at December 31, 2023 and 2022, respectively.

(c) IMT504 Patent license In October 2020, the Company entered into a license agreement with MidAtlantic BioTheraputics, Inc., (MABT), to license the development of a pharmaceutical compound known as IMT504, as immununotherapy for late stage symptomatic rabies. The license is for worldwide use. There are certain conditions to the license, principally that the Company raise $6.5 million to fund the development. There is not a time limit on raising these funds unless the Company utilizes a public offering process, such as Regulation A.

The total cost for this license is 20 million shares of the Company’s common stock, issuable in three tranches - 1- 7 million shares upon execution of the license (which have been issued, valued at $91,000), 2- 6.5 million shares upon the submission of an Investigational New Drug (IND) to the FDA and 3- 6.5 million shares upon the successful completion of the first rabies clinical trial of this IND. This license calls for royalties of 50% of the net profit, after reimbursement for development costs, of successfully marketed products utilizing IMT504. In March 2022, the Company paid $30,666 of regulatory and legal costs related to this license. Amortization expense for the years ended December 31, 2023, and 2022 was $6,200 and $5,925, respectively, and a net balance of $104,232 and $110,432 at December 31, 2023 and 2022, respectively.

(d) National Institute of Health (NIH) Patent license #1 In October 2020, the Company entered into an exclusive 24-month evaluation license of Provisional Patent Application No. 62/199,707, filed July 31, 2015; PCT Application No. PCT/US2016/044777 filed July 29, 2016, and Patent No. 10,548,987 issued February 4, 2020. This license is for the evaluation of and development of an anti-CD56 antibody drug conjugate for the treatment of gioblastoma. Should the Company develop a marketable product, the Company is then required to negotiate a new license with appropriate royalties. This license calls for the payment of a non-creditable non-refundable license issue royalty of $10,000, paid at issuance and $5,000 on the one-year anniversary, for a total value of $15,000..

In October 2023, the NIH agreed to extend this agreement for an additional 12 months. Amortization expense for the years ended December 31, 2023 and 2022 was $0 and $7,738, respectively, and a net balance of $0 and $0 at December 31, 2023 and 2022, respectively.

(e) National Institute of Health (NIH) Patent license #2 In January 2021 the Company entered into an NIH exclusive 36 month worldwide license of Provisional Patent Application No. 62/899,899, filed September 13, 2019 and PCT Application No. PCT/US2020/050540 filed September 11, 2020. This license is for the development of ocular metformin formulation for the treatment of retinal degenerative diseases.

This license requires two separate royalty streams of payments: First is a royalty equal to the unreimbursed patent expenses paid by NIH, with an initial amount of $8,500 due within 30 days of execution of the license. At the first anniversary of the license NIH will supply a statement of additional unreimbursed patent expenses paid by NIH during the year, of which the Company is required to pay 50%, with the remaining balance due on the third anniversary. Amortization expense for the years ended December 31, 2023 and 2022 was $8,674 and $5,403, respectively, and a net balance of $1,756 and $6,225 at December 31, 2023 and 2022, respectively.

Second is an ongoing royalty schedule: an initial royalty of $5,000 upon execution of the license, and annually thereafter as the minimum royalty amount. The license can be extended on the third anniversary to the remaining life of the licensed patent by the payment of a one-time non-refundable, non-creditable royalty of $45,000. There are three benchmark royalties - $75,000 upon the initiation of the first Phase 2 Clinical Study; $300,000 upon the completion of Phase 3 Clinical Study and $600,000 upon the FDA approval of the first Licensed Product. Upon first commercial sale there is a royalty of $100,000 each for the United States, Canada, European Union and Asian region. Last is a 3.5% of net sales royalty. See footnote 20 for extension of the third anniversary payment.

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2023 and 2022

NOTE 4 - INTANGIBLE ASSETS, continued

The Company’s intangible assets, net of accumulated amortization, consists of the following at December 31,:

	Estimated life (years)	2023	2022
Website	3	$1,250	$8,750
MABT Covid-19 license	20	1,306,701	1,379,983
IMT504 Patent license	20	104,232	110,432
NIH Patent license #1	2	-	-
NIH Patent license #2	3	1,756	6,225
Other	20	8,434	-
Total		$1,422,373	$1,505,390

Accumulated amortization was $208,323 and $118,768 at December 31, 2023 and 2022, respectively